Unaudited Interim Condensed Consolidated Statements of Operations - USD ($) shares in Thousands, $ in Thousands		6 Months Ended
		Jun. 30, 2018	Jun. 30, 2017
Income Statement [Abstract]
Revenue	[1]	$ 276,852	$ 248,461
Cost of revenue		(85,734)	(66,227)
Gross profit		191,118	182,234
Operating expenses
Selling and marketing		(89,860)	(78,835)
General and administrative		(32,874)	(37,487)
Technology and product development		(37,957)	(33,052)
Total operating expenses		(160,691)	(149,374)
Operating income / (loss)		30,427	32,860
Financial income		2,972	915
Financial expense	[2]	(11,095)	(8,682)
Income before income taxes		22,304	25,093
Income tax expense		(4,706)	(6,292)
Net income		$ 17,598	$ 18,801
Earnings per share available to common stockholders:
Basic		$ 0.25	$ 0.32
Diluted		$ 0.25	$ 0.32
Shares used in computing earnings per share (in thousands):
Basic		69,142	58,518
Diluted		69,152	58,609

[1]	Includes $ 23,300 and $18,900 for related party transactions for the periods ended June 30, 2018 and 2017, respectively. See note 14.
[2]	Includes $5,935 and $3,646 for factoring of credit card receivables for the periods ended June 30, 2018 and 2017, respectively.